Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000013166
Shareholder Report [Line Items]
Fund Name	Eaton Vance California Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections and an underweight position in the health care sector, which outperformed the Index, detracted from performance relative to the Index

↓ Security selections and an underweight position in A-rated bonds hampered performance as lower-rated bonds generally outperformed higher-rated bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Tactical short-term U.S. Treasury futures trades, which were not present at period-end, contributed to performance relative to the Index during the period

↑ Security selections in general obligation bonds contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,743	$10,069	$10,072
11/14	$9,745	$10,086	$10,084
12/14	$9,822	$10,137	$10,140
1/15	$9,995	$10,317	$10,314
2/15	$9,892	$10,210	$10,220
3/15	$9,932	$10,240	$10,252
4/15	$9,876	$10,186	$10,195
5/15	$9,878	$10,158	$10,172
6/15	$9,850	$10,148	$10,163
7/15	$9,909	$10,222	$10,240
8/15	$9,957	$10,242	$10,268
9/15	$10,054	$10,316	$10,339
10/15	$10,112	$10,357	$10,377
11/15	$10,189	$10,398	$10,417
12/15	$10,277	$10,472	$10,496
1/16	$10,413	$10,596	$10,611
2/16	$10,430	$10,613	$10,628
3/16	$10,495	$10,647	$10,664
4/16	$10,590	$10,725	$10,745
5/16	$10,654	$10,754	$10,776
6/16	$10,887	$10,925	$10,946
7/16	$10,861	$10,932	$10,951
8/16	$10,892	$10,947	$10,969
9/16	$10,842	$10,892	$10,902
10/16	$10,720	$10,778	$10,775
11/16	$10,266	$10,376	$10,360
12/16	$10,348	$10,497	$10,482
1/17	$10,391	$10,567	$10,564
2/17	$10,455	$10,640	$10,625
3/17	$10,489	$10,663	$10,646
4/17	$10,563	$10,741	$10,721
5/17	$10,708	$10,911	$10,900
6/17	$10,679	$10,872	$10,863
7/17	$10,743	$10,960	$10,959
8/17	$10,827	$11,043	$11,026
9/17	$10,776	$10,987	$10,975
10/17	$10,756	$11,014	$11,010
11/17	$10,716	$10,955	$10,951
12/17	$10,821	$11,069	$11,071
1/18	$10,687	$10,939	$10,939
2/18	$10,659	$10,906	$10,904
3/18	$10,713	$10,947	$10,953
4/18	$10,674	$10,908	$10,908
5/18	$10,845	$11,033	$11,055
6/18	$10,868	$11,042	$11,059
7/18	$10,881	$11,069	$11,085
8/18	$10,914	$11,097	$11,119
9/18	$10,832	$11,025	$11,034
10/18	$10,728	$10,957	$10,958
11/18	$10,826	$11,079	$11,072
12/18	$10,936	$11,211	$11,194
1/19	$10,991	$11,296	$11,267
2/19	$11,037	$11,357	$11,323
3/19	$11,255	$11,536	$11,509
4/19	$11,300	$11,579	$11,560
5/19	$11,474	$11,739	$11,729
6/19	$11,518	$11,782	$11,769
7/19	$11,605	$11,877	$11,868
8/19	$11,843	$12,065	$12,060
9/19	$11,755	$11,968	$11,970
10/19	$11,753	$11,989	$11,991
11/19	$11,763	$12,019	$12,018
12/19	$11,802	$12,056	$12,053
1/20	$11,997	$12,273	$12,269
2/20	$12,161	$12,431	$12,428
3/20	$11,665	$11,980	$11,994
4/20	$11,522	$11,830	$11,865
5/20	$11,908	$12,206	$12,267
6/20	$12,028	$12,307	$12,338
7/20	$12,266	$12,514	$12,550
8/20	$12,183	$12,455	$12,467
9/20	$12,175	$12,458	$12,463
10/20	$12,157	$12,420	$12,429
11/20	$12,373	$12,608	$12,621
12/20	$12,430	$12,685	$12,673
1/21	$12,476	$12,765	$12,734
2/21	$12,266	$12,563	$12,502
3/21	$12,298	$12,640	$12,589
4/21	$12,399	$12,746	$12,689
5/21	$12,433	$12,784	$12,724
6/21	$12,467	$12,819	$12,757
7/21	$12,571	$12,926	$12,863
8/21	$12,515	$12,878	$12,819
9/21	$12,426	$12,785	$12,725
10/21	$12,404	$12,748	$12,689
11/21	$12,496	$12,856	$12,802
12/21	$12,494	$12,877	$12,827
1/22	$12,187	$12,525	$12,447
2/22	$12,121	$12,480	$12,409
3/22	$11,736	$12,075	$11,996
4/22	$11,420	$11,741	$11,649
5/22	$11,540	$11,916	$11,845
6/22	$11,400	$11,720	$11,662
7/22	$11,626	$12,030	$11,990
8/22	$11,453	$11,766	$11,734
9/22	$11,140	$11,315	$11,300
10/22	$11,050	$11,221	$11,226
11/22	$11,518	$11,746	$11,742
12/22	$11,524	$11,779	$11,780
1/23	$11,855	$12,118	$12,098
2/23	$11,630	$11,844	$11,823
3/23	$11,836	$12,106	$12,081
4/23	$11,832	$12,079	$12,050
5/23	$11,757	$11,974	$11,950
6/23	$11,847	$12,094	$12,068
7/23	$11,878	$12,142	$12,117
8/23	$11,791	$11,967	$11,977
9/23	$11,516	$11,616	$11,633
10/23	$11,347	$11,517	$11,532
11/23	$12,014	$12,249	$12,237
12/23	$12,264	$12,533	$12,513
1/24	$12,262	$12,469	$12,462
2/24	$12,272	$12,485	$12,476
3/24	$12,282	$12,485	$12,461
4/24	$12,172	$12,330	$12,301
5/24	$12,181	$12,294	$12,264
6/24	$12,325	$12,482	$12,436
7/24	$12,432	$12,596	$12,547
8/24	$12,540	$12,696	$12,652
9/24	$12,691	$12,821	$12,781

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	10.16%	1.53%	2.74%
Class A with 3.25% Maximum Sales Charge	6.53%	0.87%	2.41%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg California Municipal Bond Index	9.87%	1.32%	2.48%

AssetsNet	$ 942,281,175
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 3,457,213
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$942,281,175
# of Portfolio Holdings	284
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$3,457,213

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.8%
Housing	3.3%
Electric Utilities	3.5%
Other Revenue	3.6%
Hospital	6.3%
Education	7.9%
Water and Sewer	11.6%
Transportation	19.0%
General Obligations	37.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.5%
BB	1.8%
BBB	2.9%
A	16.7%
AA	60.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013168
Shareholder Report [Line Items]
Fund Name	Eaton Vance California Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	ECCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.50%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections and an underweight position in the health care sector, which outperformed the Index, detracted from performance relative to the Index

↓ Security selections and an underweight position in A-rated bonds hampered performance as lower-rated bonds generally outperformed higher-rated bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Tactical short-term U.S. Treasury futures trades, which were not present at period-end, contributed to performance relative to the Index during the period

↑ Security selections in general obligation bonds contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,067	$10,069	$10,072
11/14	$10,060	$10,086	$10,084
12/14	$10,138	$10,137	$10,140
1/15	$10,301	$10,317	$10,314
2/15	$10,187	$10,210	$10,220
3/15	$10,223	$10,240	$10,252
4/15	$10,163	$10,186	$10,195
5/15	$10,156	$10,158	$10,172
6/15	$10,117	$10,148	$10,163
7/15	$10,184	$10,222	$10,240
8/15	$10,229	$10,242	$10,268
9/15	$10,317	$10,316	$10,339
10/15	$10,371	$10,357	$10,377
11/15	$10,438	$10,398	$10,417
12/15	$10,526	$10,472	$10,496
1/16	$10,656	$10,596	$10,611
2/16	$10,666	$10,613	$10,628
3/16	$10,730	$10,647	$10,664
4/16	$10,815	$10,725	$10,745
5/16	$10,877	$10,754	$10,776
6/16	$11,103	$10,925	$10,946
7/16	$11,065	$10,932	$10,951
8/16	$11,091	$10,947	$10,969
9/16	$11,037	$10,892	$10,902
10/16	$10,906	$10,778	$10,775
11/16	$10,443	$10,376	$10,360
12/16	$10,525	$10,497	$10,482
1/17	$10,552	$10,567	$10,564
2/17	$10,614	$10,640	$10,625
3/17	$10,642	$10,663	$10,646
4/17	$10,704	$10,741	$10,721
5/17	$10,843	$10,911	$10,900
6/17	$10,814	$10,872	$10,863
7/17	$10,864	$10,960	$10,959
8/17	$10,947	$11,043	$11,026
9/17	$10,883	$10,987	$10,975
10/17	$10,864	$11,014	$11,010
11/17	$10,822	$10,955	$10,951
12/17	$10,917	$11,069	$11,071
1/18	$10,774	$10,939	$10,939
2/18	$10,735	$10,906	$10,904
3/18	$10,786	$10,947	$10,953
4/18	$10,746	$10,908	$10,908
5/18	$10,911	$11,033	$11,055
6/18	$10,917	$11,042	$11,059
7/18	$10,922	$11,069	$11,085
8/18	$10,961	$11,097	$11,119
9/18	$10,874	$11,025	$11,034
10/18	$10,752	$10,957	$10,958
11/18	$10,851	$11,079	$11,072
12/18	$10,949	$11,211	$11,194
1/19	$11,000	$11,296	$11,267
2/19	$11,042	$11,357	$11,323
3/19	$11,244	$11,536	$11,509
4/19	$11,284	$11,579	$11,560
5/19	$11,452	$11,739	$11,729
6/19	$11,491	$11,782	$11,769
7/19	$11,575	$11,877	$11,868
8/19	$11,799	$12,065	$12,060
9/19	$11,707	$11,968	$11,970
10/19	$11,696	$11,989	$11,991
11/19	$11,698	$12,019	$12,018
12/19	$11,730	$12,056	$12,053
1/20	$11,920	$12,273	$12,269
2/20	$12,075	$12,431	$12,428
3/20	$11,569	$11,980	$11,994
4/20	$11,430	$11,830	$11,865
5/20	$11,800	$12,206	$12,267
6/20	$11,907	$12,307	$12,338
7/20	$12,141	$12,514	$12,550
8/20	$12,043	$12,455	$12,467
9/20	$12,038	$12,458	$12,463
10/20	$12,010	$12,420	$12,429
11/20	$12,220	$12,608	$12,621
12/20	$12,260	$12,685	$12,673
1/21	$12,301	$12,765	$12,734
2/21	$12,080	$12,563	$12,502
3/21	$12,106	$12,640	$12,589
4/21	$12,193	$12,746	$12,689
5/21	$12,232	$12,784	$12,724
6/21	$12,248	$12,819	$12,757
7/21	$12,337	$12,926	$12,863
8/21	$12,281	$12,878	$12,819
9/21	$12,178	$12,785	$12,725
10/21	$12,158	$12,748	$12,689
11/21	$12,247	$12,856	$12,802
12/21	$12,224	$12,877	$12,827
1/22	$11,927	$12,525	$12,447
2/22	$11,849	$12,480	$12,409
3/22	$11,469	$12,075	$11,996
4/22	$11,151	$11,741	$11,649
5/22	$11,257	$11,916	$11,845
6/22	$11,113	$11,720	$11,662
7/22	$11,330	$12,030	$11,990
8/22	$11,151	$11,766	$11,734
9/22	$10,849	$11,315	$11,300
10/22	$10,746	$11,221	$11,226
11/22	$11,205	$11,746	$11,742
12/22	$11,201	$11,779	$11,780
1/23	$11,504	$12,118	$12,098
2/23	$11,282	$11,844	$11,823
3/23	$11,476	$12,106	$12,081
4/23	$11,462	$12,079	$12,050
5/23	$11,387	$11,974	$11,950
6/23	$11,459	$12,094	$12,068
7/23	$11,494	$12,142	$12,117
8/23	$11,393	$11,967	$11,977
9/23	$11,133	$11,616	$11,633
10/23	$10,960	$11,517	$11,532
11/23	$11,597	$12,249	$12,237
12/23	$11,823	$12,533	$12,513
1/24	$11,822	$12,469	$12,462
2/24	$11,824	$12,485	$12,476
3/24	$11,824	$12,485	$12,461
4/24	$11,711	$12,330	$12,301
5/24	$11,712	$12,294	$12,264
6/24	$11,838	$12,482	$12,436
7/24	$11,927	$12,596	$12,547
8/24	$12,029	$12,696	$12,652
9/24	$12,355	$12,821	$12,781

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	9.20%	0.76%	2.14%
Class C with 1% Maximum Deferred Sales Charge	8.20%	0.76%	2.14%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg California Municipal Bond Index	9.87%	1.32%	2.48%

AssetsNet	$ 942,281,175
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 3,457,213
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$942,281,175
# of Portfolio Holdings	284
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$3,457,213

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.8%
Housing	3.3%
Electric Utilities	3.5%
Other Revenue	3.6%
Hospital	6.3%
Education	7.9%
Water and Sewer	11.6%
Transportation	19.0%
General Obligations	37.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.5%
BB	1.8%
BBB	2.9%
A	16.7%
AA	60.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063954
Shareholder Report [Line Items]
Fund Name	Eaton Vance California Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance California Municipal Opportunities Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections and an underweight position in the health care sector, which outperformed the Index, detracted from performance relative to the Index

↓ Security selections and an underweight position in A-rated bonds hampered performance as lower-rated bonds generally outperformed higher-rated bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Tactical short-term U.S. Treasury futures trades, which were not present at period-end, contributed to performance relative to the Index during the period

↑ Security selections in general obligation bonds contributed to returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,007,255	$1,006,857	$1,007,201
11/14	$1,007,637	$1,008,598	$1,008,428
12/14	$1,015,843	$1,013,687	$1,014,004
1/15	$1,033,945	$1,031,654	$1,031,413
2/15	$1,023,432	$1,021,012	$1,022,047
3/15	$1,027,812	$1,023,960	$1,025,161
4/15	$1,022,274	$1,018,588	$1,019,499
5/15	$1,021,687	$1,015,774	$1,017,165
6/15	$1,019,030	$1,014,848	$1,016,347
7/15	$1,026,384	$1,022,199	$1,023,967
8/15	$1,031,567	$1,024,207	$1,026,821
9/15	$1,041,803	$1,031,626	$1,033,922
10/15	$1,047,970	$1,035,727	$1,037,703
11/15	$1,055,218	$1,039,845	$1,041,738
12/15	$1,065,492	$1,047,151	$1,049,604
1/16	$1,079,832	$1,059,645	$1,061,123
2/16	$1,081,781	$1,061,312	$1,062,846
3/16	$1,088,808	$1,064,674	$1,066,410
4/16	$1,098,885	$1,072,502	$1,074,461
5/16	$1,105,723	$1,075,403	$1,077,559
6/16	$1,130,147	$1,092,511	$1,094,634
7/16	$1,127,607	$1,093,178	$1,095,109
8/16	$1,131,127	$1,094,653	$1,096,942
9/16	$1,126,090	$1,089,190	$1,090,244
10/16	$1,112,678	$1,077,763	$1,077,539
11/16	$1,066,822	$1,037,568	$1,035,996
12/16	$1,075,590	$1,049,749	$1,048,182
1/17	$1,080,214	$1,056,669	$1,056,392
2/17	$1,087,131	$1,064,007	$1,062,544
3/17	$1,089,765	$1,066,317	$1,064,616
4/17	$1,098,759	$1,074,054	$1,072,081
5/17	$1,114,080	$1,091,100	$1,089,959
6/17	$1,111,297	$1,087,187	$1,086,326
7/17	$1,118,167	$1,095,983	$1,095,887
8/17	$1,127,118	$1,104,323	$1,102,634
9/17	$1,122,088	$1,098,708	$1,097,483
10/17	$1,120,235	$1,101,390	$1,101,048
11/17	$1,116,267	$1,095,493	$1,095,147
12/17	$1,127,472	$1,106,943	$1,107,144
1/18	$1,113,824	$1,093,911	$1,093,900
2/18	$1,111,072	$1,090,642	$1,090,366
3/18	$1,116,974	$1,094,668	$1,095,266
4/18	$1,113,118	$1,090,761	$1,090,835
5/18	$1,131,145	$1,103,252	$1,105,531
6/18	$1,132,725	$1,104,193	$1,105,882
7/18	$1,135,381	$1,106,873	$1,108,498
8/18	$1,139,089	$1,109,715	$1,111,947
9/18	$1,130,725	$1,102,531	$1,103,429
10/18	$1,120,092	$1,095,742	$1,095,840
11/18	$1,130,616	$1,107,870	$1,107,244
12/18	$1,142,260	$1,121,135	$1,119,440
1/19	$1,148,313	$1,129,609	$1,126,745
2/19	$1,153,362	$1,135,658	$1,132,328
3/19	$1,175,195	$1,153,610	$1,150,940
4/19	$1,180,148	$1,157,945	$1,155,960
5/19	$1,198,572	$1,173,909	$1,172,919
6/19	$1,204,626	$1,178,244	$1,176,925
7/19	$1,213,958	$1,187,739	$1,186,758
8/19	$1,239,055	$1,206,474	$1,205,991
9/19	$1,230,122	$1,196,803	$1,197,022
10/19	$1,230,210	$1,198,948	$1,199,129
11/19	$1,231,491	$1,201,946	$1,201,850
12/19	$1,235,774	$1,205,616	$1,205,306
1/20	$1,256,500	$1,227,277	$1,226,897
2/20	$1,273,859	$1,243,103	$1,242,783
3/20	$1,221,059	$1,198,012	$1,199,387
4/20	$1,207,454	$1,182,977	$1,186,549
5/20	$1,246,975	$1,220,609	$1,226,740
6/20	$1,259,696	$1,230,655	$1,233,791
7/20	$1,286,077	$1,251,382	$1,254,988
8/20	$1,276,428	$1,245,511	$1,246,658
9/20	$1,277,103	$1,245,775	$1,246,307
10/20	$1,275,430	$1,242,033	$1,242,879
11/20	$1,298,354	$1,260,776	$1,262,057
12/20	$1,304,636	$1,268,456	$1,267,330
1/21	$1,309,744	$1,276,540	$1,273,370
2/21	$1,286,744	$1,256,257	$1,250,246
3/21	$1,291,574	$1,264,005	$1,258,852
4/21	$1,301,294	$1,274,607	$1,268,876
5/21	$1,306,273	$1,278,410	$1,272,352
6/21	$1,310,159	$1,281,920	$1,275,669
7/21	$1,320,075	$1,292,552	$1,286,286
8/21	$1,315,702	$1,287,808	$1,281,941
9/21	$1,305,481	$1,278,514	$1,272,481
10/21	$1,303,434	$1,274,776	$1,268,884
11/21	$1,314,541	$1,285,628	$1,280,235
12/21	$1,313,401	$1,287,702	$1,282,742
1/22	$1,282,637	$1,252,454	$1,244,707
2/22	$1,275,960	$1,247,967	$1,240,944
3/22	$1,234,484	$1,207,512	$1,199,646
4/22	$1,201,506	$1,174,113	$1,164,863
5/22	$1,214,361	$1,191,554	$1,184,523
6/22	$1,199,885	$1,172,038	$1,166,153
7/22	$1,225,132	$1,203,006	$1,199,040
8/22	$1,205,975	$1,176,640	$1,173,373
9/22	$1,174,510	$1,131,480	$1,130,002
10/22	$1,164,095	$1,122,070	$1,122,638
11/22	$1,214,809	$1,174,553	$1,174,228
12/22	$1,215,699	$1,177,916	$1,178,004
1/23	$1,249,679	$1,211,751	$1,209,811
2/23	$1,227,383	$1,184,351	$1,182,308
3/23	$1,248,122	$1,210,629	$1,208,077
4/23	$1,247,925	$1,207,864	$1,205,032
5/23	$1,241,574	$1,197,397	$1,194,956
6/23	$1,250,090	$1,209,391	$1,206,797
7/23	$1,254,841	$1,214,176	$1,211,677
8/23	$1,244,690	$1,196,696	$1,197,679
9/23	$1,217,135	$1,161,622	$1,163,285
10/23	$1,199,630	$1,151,737	$1,153,209
11/23	$1,270,308	$1,224,851	$1,223,701
12/23	$1,295,700	$1,253,319	$1,251,318
1/24	$1,296,988	$1,246,918	$1,246,229
2/24	$1,298,393	$1,248,519	$1,247,625
3/24	$1,298,437	$1,248,480	$1,246,073
4/24	$1,288,281	$1,233,018	$1,230,144
5/24	$1,288,320	$1,229,401	$1,226,387
6/24	$1,305,066	$1,248,245	$1,243,601
7/24	$1,315,376	$1,259,622	$1,254,672
8/24	$1,328,400	$1,269,557	$1,265,163
9/24	$1,342,862	$1,282,104	$1,278,053

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.32%	1.77%	2.99%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg California Municipal Bond Index	9.87%	1.32%	2.48%

AssetsNet	$ 942,281,175
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 3,457,213
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$942,281,175
# of Portfolio Holdings	284
Portfolio Turnover Rate	173%
Total Advisory Fees Paid	$3,457,213

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.8%
Housing	3.3%
Electric Utilities	3.5%
Other Revenue	3.6%
Hospital	6.3%
Education	7.9%
Water and Sewer	11.6%
Transportation	19.0%
General Obligations	37.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.5%
BB	1.8%
BBB	2.9%
A	16.7%
AA	60.7%
AAA	15.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013108
Shareholder Report [Line Items]
Fund Name	Eaton Vance Massachusetts Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections in the health care sector detracted from performance relative to the Index during the period

↓ Security selections in the housing sector detracted from performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,757	$10,069	$10,060
11/14	$9,728	$10,086	$10,073
12/14	$9,811	$10,137	$10,130
1/15	$9,967	$10,317	$10,314
2/15	$9,845	$10,210	$10,186
3/15	$9,884	$10,240	$10,223
4/15	$9,816	$10,186	$10,160
5/15	$9,779	$10,158	$10,143
6/15	$9,775	$10,148	$10,130
7/15	$9,836	$10,222	$10,211
8/15	$9,875	$10,242	$10,241
9/15	$9,926	$10,316	$10,320
10/15	$9,970	$10,357	$10,349
11/15	$10,043	$10,398	$10,390
12/15	$10,140	$10,472	$10,462
1/16	$10,230	$10,596	$10,586
2/16	$10,180	$10,613	$10,601
3/16	$10,243	$10,647	$10,629
4/16	$10,339	$10,725	$10,705
5/16	$10,366	$10,754	$10,727
6/16	$10,530	$10,925	$10,906
7/16	$10,479	$10,932	$10,913
8/16	$10,506	$10,947	$10,913
9/16	$10,442	$10,892	$10,851
10/16	$10,344	$10,778	$10,741
11/16	$9,927	$10,376	$10,304
12/16	$10,070	$10,497	$10,441
1/17	$10,086	$10,567	$10,506
2/17	$10,138	$10,640	$10,580
3/17	$10,178	$10,663	$10,603
4/17	$10,239	$10,741	$10,678
5/17	$10,392	$10,911	$10,854
6/17	$10,350	$10,872	$10,806
7/17	$10,411	$10,960	$10,888
8/17	$10,484	$11,043	$10,973
9/17	$10,441	$10,987	$10,894
10/17	$10,445	$11,014	$10,919
11/17	$10,393	$10,955	$10,862
12/17	$10,529	$11,069	$10,974
1/18	$10,368	$10,939	$10,829
2/18	$10,325	$10,906	$10,793
3/18	$10,388	$10,947	$10,843
4/18	$10,354	$10,908	$10,794
5/18	$10,452	$11,033	$10,914
6/18	$10,454	$11,042	$10,921
7/18	$10,467	$11,069	$10,943
8/18	$10,470	$11,097	$10,974
9/18	$10,423	$11,025	$10,892
10/18	$10,352	$10,957	$10,825
11/18	$10,452	$11,079	$10,960
12/18	$10,563	$11,211	$11,096
1/19	$10,626	$11,296	$11,172
2/19	$10,689	$11,357	$11,233
3/19	$10,838	$11,536	$11,403
4/19	$10,889	$11,579	$11,448
5/19	$11,013	$11,739	$11,593
6/19	$11,051	$11,782	$11,635
7/19	$11,125	$11,877	$11,727
8/19	$11,310	$12,065	$11,910
9/19	$11,202	$11,968	$11,819
10/19	$11,200	$11,989	$11,847
11/19	$11,199	$12,019	$11,870
12/19	$11,223	$12,056	$11,902
1/20	$11,436	$12,273	$12,114
2/20	$11,601	$12,431	$12,251
3/20	$11,210	$11,980	$11,930
4/20	$11,033	$11,830	$11,818
5/20	$11,361	$12,206	$12,207
6/20	$11,436	$12,307	$12,210
7/20	$11,611	$12,514	$12,410
8/20	$11,557	$12,455	$12,340
9/20	$11,553	$12,458	$12,348
10/20	$11,523	$12,420	$12,312
11/20	$11,661	$12,608	$12,479
12/20	$11,721	$12,685	$12,531
1/21	$11,751	$12,765	$12,588
2/21	$11,563	$12,563	$12,367
3/21	$11,605	$12,640	$12,450
4/21	$11,687	$12,746	$12,551
5/21	$11,718	$12,784	$12,571
6/21	$11,749	$12,819	$12,595
7/21	$11,830	$12,926	$12,697
8/21	$11,795	$12,878	$12,654
9/21	$11,695	$12,785	$12,551
10/21	$11,673	$12,748	$12,517
11/21	$11,757	$12,856	$12,627
12/21	$11,750	$12,877	$12,649
1/22	$11,451	$12,525	$12,289
2/22	$11,391	$12,480	$12,250
3/22	$11,027	$12,075	$11,862
4/22	$10,651	$11,741	$11,528
5/22	$10,736	$11,916	$11,706
6/22	$10,559	$11,720	$11,528
7/22	$10,872	$12,030	$11,817
8/22	$10,590	$11,766	$11,578
9/22	$10,187	$11,315	$11,137
10/22	$10,132	$11,221	$11,056
11/22	$10,625	$11,746	$11,564
12/22	$10,610	$11,779	$11,586
1/23	$10,918	$12,118	$11,902
2/23	$10,662	$11,844	$11,637
3/23	$10,877	$12,106	$11,901
4/23	$10,876	$12,079	$11,862
5/23	$10,781	$11,974	$11,755
6/23	$10,863	$12,094	$11,841
7/23	$10,863	$12,142	$11,881
8/23	$10,768	$11,967	$11,712
9/23	$10,468	$11,616	$11,383
10/23	$10,291	$11,517	$11,299
11/23	$10,966	$12,249	$11,961
12/23	$11,216	$12,533	$12,236
1/24	$11,203	$12,469	$12,182
2/24	$11,191	$12,485	$12,193
3/24	$11,179	$12,485	$12,190
4/24	$11,057	$12,330	$12,030
5/24	$10,990	$12,294	$11,981
6/24	$11,189	$12,482	$12,154
7/24	$11,291	$12,596	$12,280
8/24	$11,351	$12,696	$12,392
9/24	$11,477	$12,821	$12,514

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	9.68%	0.49%	1.73%
Class A with 3.25% Maximum Sales Charge	6.07%	(0.16)%	1.39%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Massachusetts Municipal Bond Index	9.94%	1.15%	2.27%

AssetsNet	$ 166,484,049
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 571,899
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$166,484,049
# of Portfolio Holdings	85
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$571,899

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.2%
Water and Sewer	3.3%
Housing	4.3%
Special Tax Revenue	8.4%
Transportation	10.9%
Hospital	14.2%
General Obligations	21.3%
Education	27.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	3.3%
B	0.8%
BB	2.3%
BBB	9.7%
A	12.4%
AA	49.8%
AAA	21.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000034083
Shareholder Report [Line Items]
Fund Name	Eaton Vance Massachusetts Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.56%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections in the health care sector detracted from performance relative to the Index during the period

↓ Security selections in the housing sector detracted from performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,089	$10,069	$10,060
11/14	$10,054	$10,086	$10,073
12/14	$10,121	$10,137	$10,130
1/15	$10,287	$10,317	$10,314
2/15	$10,145	$10,210	$10,186
3/15	$10,178	$10,240	$10,223
4/15	$10,101	$10,186	$10,160
5/15	$10,068	$10,158	$10,143
6/15	$10,047	$10,148	$10,130
7/15	$10,103	$10,222	$10,211
8/15	$10,149	$10,242	$10,241
9/15	$10,195	$10,316	$10,320
10/15	$10,221	$10,357	$10,349
11/15	$10,290	$10,398	$10,390
12/15	$10,395	$10,472	$10,462
1/16	$10,480	$10,596	$10,586
2/16	$10,423	$10,613	$10,601
3/16	$10,481	$10,647	$10,629
4/16	$10,572	$10,725	$10,705
5/16	$10,593	$10,754	$10,727
6/16	$10,754	$10,925	$10,906
7/16	$10,695	$10,932	$10,913
8/16	$10,716	$10,947	$10,913
9/16	$10,644	$10,892	$10,851
10/16	$10,537	$10,778	$10,741
11/16	$10,107	$10,376	$10,304
12/16	$10,246	$10,497	$10,441
1/17	$10,245	$10,567	$10,506
2/17	$10,291	$10,640	$10,580
3/17	$10,336	$10,663	$10,603
4/17	$10,380	$10,741	$10,678
5/17	$10,529	$10,911	$10,854
6/17	$10,480	$10,872	$10,806
7/17	$10,546	$10,960	$10,888
8/17	$10,602	$11,043	$10,973
9/17	$10,552	$10,987	$10,894
10/17	$10,550	$11,014	$10,919
11/17	$10,502	$10,955	$10,862
12/17	$10,621	$11,069	$10,974
1/18	$10,464	$10,939	$10,829
2/18	$10,415	$10,906	$10,793
3/18	$10,472	$10,947	$10,843
4/18	$10,431	$10,908	$10,794
5/18	$10,522	$11,033	$10,914
6/18	$10,506	$11,042	$10,921
7/18	$10,525	$11,069	$10,943
8/18	$10,521	$11,097	$10,974
9/18	$10,468	$11,025	$10,892
10/18	$10,378	$10,957	$10,825
11/18	$10,472	$11,079	$10,960
12/18	$10,589	$11,211	$11,096
1/19	$10,632	$11,296	$11,172
2/19	$10,702	$11,357	$11,233
3/19	$10,831	$11,536	$11,403
4/19	$10,876	$11,579	$11,448
5/19	$11,005	$11,739	$11,593
6/19	$11,024	$11,782	$11,635
7/19	$11,103	$11,877	$11,727
8/19	$11,268	$12,065	$11,910
9/19	$11,153	$11,968	$11,819
10/19	$11,144	$11,989	$11,847
11/19	$11,149	$12,019	$11,870
12/19	$11,166	$12,056	$11,902
1/20	$11,371	$12,273	$12,114
2/20	$11,515	$12,431	$12,251
3/20	$11,120	$11,980	$11,930
4/20	$10,938	$11,830	$11,818
5/20	$11,257	$12,206	$12,207
6/20	$11,325	$12,307	$12,210
7/20	$11,492	$12,514	$12,410
8/20	$11,431	$12,455	$12,340
9/20	$11,421	$12,458	$12,348
10/20	$11,386	$12,420	$12,312
11/20	$11,516	$12,608	$12,479
12/20	$11,569	$12,685	$12,531
1/21	$11,592	$12,765	$12,588
2/21	$11,399	$12,563	$12,367
3/21	$11,421	$12,640	$12,450
4/21	$11,494	$12,746	$12,551
5/21	$11,517	$12,784	$12,571
6/21	$11,541	$12,819	$12,595
7/21	$11,626	$12,926	$12,697
8/21	$11,584	$12,878	$12,654
9/21	$11,466	$12,785	$12,551
10/21	$11,450	$12,748	$12,517
11/21	$11,525	$12,856	$12,627
12/21	$11,511	$12,877	$12,649
1/22	$11,211	$12,525	$12,289
2/22	$11,132	$12,480	$12,250
3/22	$10,769	$12,075	$11,862
4/22	$10,395	$11,741	$11,528
5/22	$10,485	$11,916	$11,706
6/22	$10,306	$11,720	$11,528
7/22	$10,592	$12,030	$11,817
8/22	$10,323	$11,766	$11,578
9/22	$9,924	$11,315	$11,137
10/22	$9,850	$11,221	$11,056
11/22	$10,324	$11,746	$11,564
12/22	$10,316	$11,779	$11,586
1/23	$10,609	$12,118	$11,902
2/23	$10,354	$11,844	$11,637
3/23	$10,556	$12,106	$11,901
4/23	$10,549	$12,079	$11,862
5/23	$10,450	$11,974	$11,755
6/23	$10,510	$12,094	$11,841
7/23	$10,517	$12,142	$11,881
8/23	$10,418	$11,967	$11,712
9/23	$10,121	$11,616	$11,383
10/23	$9,943	$11,517	$11,299
11/23	$10,590	$12,249	$11,961
12/23	$10,824	$12,533	$12,236
1/24	$10,791	$12,469	$12,182
2/24	$10,787	$12,485	$12,193
3/24	$10,769	$12,485	$12,190
4/24	$10,644	$12,330	$12,030
5/24	$10,572	$12,294	$11,981
6/24	$10,758	$12,482	$12,154
7/24	$10,849	$12,596	$12,280
8/24	$10,899	$12,696	$12,392
9/24	$11,184	$12,821	$12,514

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	8.86%	(0.24)%	1.12%
Class C with 1% Maximum Deferred Sales Charge	7.86%	(0.24)%	1.12%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Massachusetts Municipal Bond Index	9.94%	1.15%	2.27%

AssetsNet	$ 166,484,049
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 571,899
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$166,484,049
# of Portfolio Holdings	85
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$571,899

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.2%
Water and Sewer	3.3%
Housing	4.3%
Special Tax Revenue	8.4%
Transportation	10.9%
Hospital	14.2%
General Obligations	21.3%
Education	27.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	3.3%
B	0.8%
BB	2.3%
BBB	9.7%
A	12.4%
AA	49.8%
AAA	21.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013110
Shareholder Report [Line Items]
Fund Name	Eaton Vance Massachusetts Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Massachusetts Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Out-of-Index positions in variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ Security selections in the health care sector detracted from performance relative to the Index during the period

↓ Security selections in the housing sector detracted from performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 17 years or more remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ An overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Municipal Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,008,636	$1,006,857	$1,006,017
11/14	$1,005,856	$1,008,598	$1,007,316
12/14	$1,013,416	$1,013,687	$1,012,952
1/15	$1,030,893	$1,031,654	$1,031,362
2/15	$1,017,340	$1,021,012	$1,018,557
3/15	$1,022,668	$1,023,960	$1,022,252
4/15	$1,014,604	$1,018,588	$1,015,972
5/15	$1,012,074	$1,015,774	$1,014,267
6/15	$1,010,694	$1,014,848	$1,012,981
7/15	$1,017,230	$1,022,199	$1,021,102
8/15	$1,022,612	$1,024,207	$1,024,066
9/15	$1,028,051	$1,031,626	$1,032,040
10/15	$1,032,712	$1,035,727	$1,034,924
11/15	$1,040,475	$1,039,845	$1,038,956
12/15	$1,050,744	$1,047,151	$1,046,151
1/16	$1,060,111	$1,059,645	$1,058,642
2/16	$1,055,198	$1,061,312	$1,060,105
3/16	$1,061,864	$1,064,674	$1,062,950
4/16	$1,071,941	$1,072,502	$1,070,538
5/16	$1,074,955	$1,075,403	$1,072,719
6/16	$1,092,154	$1,092,511	$1,090,559
7/16	$1,087,064	$1,093,178	$1,091,307
8/16	$1,090,040	$1,094,653	$1,091,254
9/16	$1,083,601	$1,089,190	$1,085,064
10/16	$1,073,560	$1,077,763	$1,074,086
11/16	$1,030,524	$1,037,568	$1,030,438
12/16	$1,045,460	$1,049,749	$1,044,109
1/17	$1,047,385	$1,056,669	$1,050,603
2/17	$1,052,857	$1,064,007	$1,057,957
3/17	$1,057,190	$1,066,317	$1,060,336
4/17	$1,063,703	$1,074,054	$1,067,774
5/17	$1,079,852	$1,091,100	$1,085,405
6/17	$1,075,588	$1,087,187	$1,080,631
7/17	$1,082,120	$1,095,983	$1,088,812
8/17	$1,088,690	$1,104,323	$1,097,273
9/17	$1,084,363	$1,098,708	$1,089,432
10/17	$1,086,262	$1,101,390	$1,091,867
11/17	$1,080,963	$1,095,493	$1,086,203
12/17	$1,094,136	$1,106,943	$1,097,359
1/18	$1,078,753	$1,093,911	$1,082,880
2/18	$1,074,467	$1,090,642	$1,079,327
3/18	$1,081,267	$1,094,668	$1,084,276
4/18	$1,077,891	$1,090,761	$1,079,389
5/18	$1,088,213	$1,103,252	$1,091,415
6/18	$1,088,603	$1,104,193	$1,092,090
7/18	$1,090,243	$1,106,873	$1,094,310
8/18	$1,090,636	$1,109,715	$1,097,357
9/18	$1,085,955	$1,102,531	$1,089,193
10/18	$1,078,776	$1,095,742	$1,082,476
11/18	$1,089,354	$1,107,870	$1,095,966
12/18	$1,101,134	$1,121,135	$1,109,622
1/19	$1,107,840	$1,129,609	$1,117,186
2/19	$1,114,627	$1,135,658	$1,123,261
3/19	$1,130,326	$1,153,610	$1,140,342
4/19	$1,134,566	$1,157,945	$1,144,760
5/19	$1,148,977	$1,173,909	$1,159,275
6/19	$1,151,818	$1,178,244	$1,163,544
7/19	$1,161,002	$1,187,739	$1,172,730
8/19	$1,179,238	$1,206,474	$1,191,023
9/19	$1,169,447	$1,196,803	$1,181,863
10/19	$1,169,435	$1,198,948	$1,184,746
11/19	$1,169,499	$1,201,946	$1,187,025
12/19	$1,172,251	$1,205,616	$1,190,186
1/20	$1,194,692	$1,227,277	$1,211,391
2/20	$1,210,744	$1,243,103	$1,225,069
3/20	$1,170,069	$1,198,012	$1,193,037
4/20	$1,153,074	$1,182,977	$1,181,777
5/20	$1,186,228	$1,220,609	$1,220,708
6/20	$1,195,541	$1,230,655	$1,220,973
7/20	$1,213,997	$1,251,382	$1,241,037
8/20	$1,208,457	$1,245,511	$1,233,983
9/20	$1,208,173	$1,245,775	$1,234,785
10/20	$1,205,211	$1,242,033	$1,231,177
11/20	$1,221,042	$1,260,776	$1,247,879
12/20	$1,226,087	$1,268,456	$1,253,108
1/21	$1,229,529	$1,276,540	$1,258,816
2/21	$1,211,368	$1,256,257	$1,236,696
3/21	$1,214,636	$1,264,005	$1,244,987
4/21	$1,223,389	$1,274,607	$1,255,090
5/21	$1,226,790	$1,278,410	$1,257,056
6/21	$1,230,273	$1,281,920	$1,259,510
7/21	$1,240,389	$1,292,552	$1,269,718
8/21	$1,235,494	$1,287,808	$1,265,448
9/21	$1,225,267	$1,278,514	$1,255,092
10/21	$1,223,207	$1,274,776	$1,251,702
11/21	$1,233,536	$1,285,628	$1,262,728
12/21	$1,232,975	$1,287,702	$1,264,856
1/22	$1,200,523	$1,252,454	$1,228,906
2/22	$1,194,355	$1,247,967	$1,225,035
3/22	$1,156,390	$1,207,512	$1,186,209
4/22	$1,117,131	$1,174,113	$1,152,772
5/22	$1,126,329	$1,191,554	$1,170,645
6/22	$1,109,288	$1,172,038	$1,152,825
7/22	$1,140,967	$1,203,006	$1,181,705
8/22	$1,111,549	$1,176,640	$1,157,815
9/22	$1,070,827	$1,131,480	$1,113,742
10/22	$1,063,768	$1,122,070	$1,105,590
11/22	$1,115,739	$1,174,553	$1,156,368
12/22	$1,114,356	$1,177,916	$1,158,599
1/23	$1,146,869	$1,211,751	$1,190,157
2/23	$1,120,184	$1,184,351	$1,163,667
3/23	$1,142,961	$1,210,629	$1,190,137
4/23	$1,143,081	$1,207,864	$1,186,183
5/23	$1,134,724	$1,197,397	$1,175,501
6/23	$1,142,098	$1,209,391	$1,184,083
7/23	$1,143,748	$1,214,176	$1,188,093
8/23	$1,133,920	$1,196,696	$1,171,218
9/23	$1,101,074	$1,161,622	$1,138,256
10/23	$1,082,615	$1,151,737	$1,129,871
11/23	$1,153,874	$1,224,851	$1,196,102
12/23	$1,180,335	$1,253,319	$1,223,607
1/24	$1,179,202	$1,246,918	$1,218,192
2/24	$1,178,164	$1,248,519	$1,219,266
3/24	$1,177,099	$1,248,480	$1,219,014
4/24	$1,164,371	$1,233,018	$1,202,978
5/24	$1,157,495	$1,229,401	$1,198,090
6/24	$1,178,719	$1,248,245	$1,215,403
7/24	$1,189,657	$1,259,622	$1,228,031
8/24	$1,196,146	$1,269,557	$1,239,172
9/24	$1,210,123	$1,282,104	$1,251,402

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.90%	0.69%	1.92%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Massachusetts Municipal Bond Index	9.94%	1.15%	2.27%

AssetsNet	$ 166,484,049
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 571,899
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$166,484,049
# of Portfolio Holdings	85
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$571,899

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.2%
Water and Sewer	3.3%
Housing	4.3%
Special Tax Revenue	8.4%
Transportation	10.9%
Hospital	14.2%
General Obligations	21.3%
Education	27.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	3.3%
B	0.8%
BB	2.3%
BBB	9.7%
A	12.4%
AA	49.8%
AAA	21.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013123
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Municipal Income Fund
Class Name	Class A
Trading Symbol	EANAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds with 17 years or more remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

↑ Security selections and an overweight position in the health care sector — the best-performing sector within the Index during the period — contributed to Fund returns relative to the Index

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ An underweight position in bonds with coupon rates below 4% ― excluding zero-coupon bonds ― detracted from Index-relative returns during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
9/14	$9,675	$10,000
10/14	$9,736	$10,069
11/14	$9,728	$10,086
12/14	$9,829	$10,137
1/15	$10,020	$10,317
2/15	$9,873	$10,210
3/15	$9,915	$10,240
4/15	$9,857	$10,186
5/15	$9,839	$10,158
6/15	$9,811	$10,148
7/15	$9,873	$10,222
8/15	$9,936	$10,242
9/15	$9,999	$10,316
10/15	$10,052	$10,357
11/15	$10,126	$10,398
12/15	$10,252	$10,472
1/16	$10,356	$10,596
2/16	$10,297	$10,613
3/16	$10,393	$10,647
4/16	$10,520	$10,725
5/16	$10,573	$10,754
6/16	$10,785	$10,925
7/16	$10,734	$10,932
8/16	$10,798	$10,947
9/16	$10,767	$10,892
10/16	$10,672	$10,778
11/16	$10,310	$10,376
12/16	$10,427	$10,497
1/17	$10,461	$10,567
2/17	$10,505	$10,640
3/17	$10,538	$10,663
4/17	$10,614	$10,741
5/17	$10,766	$10,911
6/17	$10,733	$10,872
7/17	$10,820	$10,960
8/17	$10,907	$11,043
9/17	$10,908	$10,987
10/17	$10,873	$11,014
11/17	$10,839	$10,955
12/17	$10,915	$11,069
1/18	$10,825	$10,939
2/18	$10,813	$10,906
3/18	$10,846	$10,947
4/18	$10,822	$10,908
5/18	$10,968	$11,033
6/18	$10,993	$11,042
7/18	$11,039	$11,069
8/18	$11,049	$11,097
9/18	$10,991	$11,025
10/18	$10,931	$10,957
11/18	$11,020	$11,079
12/18	$11,108	$11,211
1/19	$11,163	$11,296
2/19	$11,254	$11,357
3/19	$11,436	$11,536
4/19	$11,491	$11,579
5/19	$11,672	$11,739
6/19	$11,714	$11,782
7/19	$11,813	$11,877
8/19	$12,042	$12,065
9/19	$11,932	$11,968
10/19	$11,925	$11,989
11/19	$11,943	$12,019
12/19	$11,984	$12,056
1/20	$12,237	$12,273
2/20	$12,456	$12,431
3/20	$11,899	$11,980
4/20	$11,676	$11,830
5/20	$12,074	$12,206
6/20	$12,246	$12,307
7/20	$12,467	$12,514
8/20	$12,399	$12,455
9/20	$12,390	$12,458
10/20	$12,345	$12,420
11/20	$12,578	$12,608
12/20	$12,677	$12,685
1/21	$12,775	$12,765
2/21	$12,544	$12,563
3/21	$12,628	$12,640
4/21	$12,749	$12,746
5/21	$12,819	$12,784
6/21	$12,855	$12,819
7/21	$12,951	$12,926
8/21	$12,874	$12,878
9/21	$12,760	$12,785
10/21	$12,732	$12,748
11/21	$12,853	$12,856
12/21	$12,863	$12,877
1/22	$12,512	$12,525
2/22	$12,424	$12,480
3/22	$12,035	$12,075
4/22	$11,698	$11,741
5/22	$11,851	$11,916
6/22	$11,604	$11,720
7/22	$11,885	$12,030
8/22	$11,599	$11,766
9/22	$11,149	$11,315
10/22	$11,018	$11,221
11/22	$11,652	$11,746
12/22	$11,585	$11,779
1/23	$12,005	$12,118
2/23	$11,707	$11,844
3/23	$11,937	$12,106
4/23	$11,973	$12,079
5/23	$11,892	$11,974
6/23	$12,019	$12,094
7/23	$12,055	$12,142
8/23	$11,895	$11,967
9/23	$11,526	$11,616
10/23	$11,301	$11,517
11/23	$12,133	$12,249
12/23	$12,477	$12,533
1/24	$12,489	$12,469
2/24	$12,488	$12,485
3/24	$12,486	$12,485
4/24	$12,338	$12,330
5/24	$12,377	$12,294
6/24	$12,566	$12,482
7/24	$12,660	$12,596
8/24	$12,726	$12,696
9/24	$12,891	$12,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	11.82%	1.55%	2.91%
Class A with 3.25% Maximum Sales Charge	8.24%	0.89%	2.57%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

AssetsNet	$ 4,618,197,661
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 13,359,012
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,618,197,661
# of Portfolio Holdings	548
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$13,359,012

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Other Revenue	3.3%
Housing	3.8%
Electric Utilities	5.3%
Education	5.7%
Water and Sewer	8.0%
Special Tax Revenue	9.7%
Hospital	12.8%
General Obligations	21.1%
Transportation	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	2.0%
BBB	6.1%
A	19.0%
AA	50.0%
AAA	18.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013125
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Municipal Income Fund
Class Name	Class C
Trading Symbol	ECHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.46%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds with 17 years or more remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

↑ Security selections and an overweight position in the health care sector — the best-performing sector within the Index during the period — contributed to Fund returns relative to the Index

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ An underweight position in bonds with coupon rates below 4% ― excluding zero-coupon bonds ― detracted from Index-relative returns during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
9/14	$10,000	$10,000
10/14	$10,057	$10,069
11/14	$10,042	$10,086
12/14	$10,140	$10,137
1/15	$10,330	$10,317
2/15	$10,173	$10,210
3/15	$10,210	$10,240
4/15	$10,144	$10,186
5/15	$10,119	$10,158
6/15	$10,073	$10,148
7/15	$10,142	$10,222
8/15	$10,199	$10,242
9/15	$10,258	$10,316
10/15	$10,305	$10,357
11/15	$10,375	$10,398
12/15	$10,497	$10,472
1/16	$10,598	$10,596
2/16	$10,531	$10,613
3/16	$10,622	$10,647
4/16	$10,745	$10,725
5/16	$10,793	$10,754
6/16	$11,003	$10,925
7/16	$10,944	$10,932
8/16	$11,002	$10,947
9/16	$10,963	$10,892
10/16	$10,859	$10,778
11/16	$10,485	$10,376
12/16	$10,598	$10,497
1/17	$10,625	$10,567
2/17	$10,663	$10,640
3/17	$10,690	$10,663
4/17	$10,761	$10,741
5/17	$10,908	$10,911
6/17	$10,868	$10,872
7/17	$10,949	$10,960
8/17	$11,031	$11,043
9/17	$11,024	$10,987
10/17	$10,982	$11,014
11/17	$10,941	$10,955
12/17	$11,010	$11,069
1/18	$10,913	$10,939
2/18	$10,895	$10,906
3/18	$10,920	$10,947
4/18	$10,890	$10,908
5/18	$11,030	$11,033
6/18	$11,048	$11,042
7/18	$11,088	$11,069
8/18	$11,090	$11,097
9/18	$11,025	$11,025
10/18	$10,958	$10,957
11/18	$11,040	$11,079
12/18	$11,122	$11,211
1/19	$11,170	$11,296
2/19	$11,254	$11,357
3/19	$11,430	$11,536
4/19	$11,477	$11,579
5/19	$11,651	$11,739
6/19	$11,685	$11,782
7/19	$11,777	$11,877
8/19	$11,998	$12,065
9/19	$11,881	$11,968
10/19	$11,867	$11,989
11/19	$11,878	$12,019
12/19	$11,911	$12,056
1/20	$12,155	$12,273
2/20	$12,365	$12,431
3/20	$11,805	$11,980
4/20	$11,576	$11,830
5/20	$11,964	$12,206
6/20	$12,127	$12,307
7/20	$12,338	$12,514
8/20	$12,263	$12,455
9/20	$12,247	$12,458
10/20	$12,194	$12,420
11/20	$12,417	$12,608
12/20	$12,507	$12,685
1/21	$12,596	$12,765
2/21	$12,361	$12,563
3/21	$12,435	$12,640
4/21	$12,546	$12,746
5/21	$12,608	$12,784
6/21	$12,635	$12,819
7/21	$12,721	$12,926
8/21	$12,637	$12,878
9/21	$12,518	$12,785
10/21	$12,482	$12,748
11/21	$12,581	$12,856
12/21	$12,595	$12,877
1/22	$12,243	$12,525
2/22	$12,150	$12,480
3/22	$11,762	$12,075
4/22	$11,426	$11,741
5/22	$11,568	$11,916
6/22	$11,321	$11,720
7/22	$11,587	$12,030
8/22	$11,301	$11,766
9/22	$10,856	$11,315
10/22	$10,721	$11,221
11/22	$11,331	$11,746
12/22	$11,259	$11,779
1/23	$11,659	$12,118
2/23	$11,364	$11,844
3/23	$11,579	$12,106
4/23	$11,607	$12,079
5/23	$11,521	$11,974
6/23	$11,637	$12,094
7/23	$11,665	$12,142
8/23	$11,503	$11,967
9/23	$11,139	$11,616
10/23	$10,914	$11,517
11/23	$11,711	$12,249
12/23	$12,035	$12,533
1/24	$12,039	$12,469
2/24	$12,031	$12,485
3/24	$12,022	$12,485
4/24	$11,871	$12,330
5/24	$11,901	$12,294
6/24	$12,076	$12,482
7/24	$12,158	$12,596
8/24	$12,214	$12,696
9/24	$12,550	$12,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	10.99%	0.80%	2.30%
Class C with 1% Maximum Deferred Sales Charge	9.99%	0.80%	2.30%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

AssetsNet	$ 4,618,197,661
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 13,359,012
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,618,197,661
# of Portfolio Holdings	548
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$13,359,012

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Other Revenue	3.3%
Housing	3.8%
Electric Utilities	5.3%
Education	5.7%
Water and Sewer	8.0%
Special Tax Revenue	9.7%
Hospital	12.8%
General Obligations	21.1%
Transportation	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	2.0%
BBB	6.1%
A	19.0%
AA	50.0%
AAA	18.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013126
Shareholder Report [Line Items]
Fund Name	Eaton Vance National Municipal Income Fund
Class Name	Class I
Trading Symbol	EIHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance National Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds with 17 years or more remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↑ Security selections and an overweight position in 4% coupon bonds contributed to Index-relative returns as interest rates generally declined during the period

↑ Security selections and an overweight position in the health care sector — the best-performing sector within the Index during the period — contributed to Fund returns relative to the Index

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates generally declined during the period

↓ An underweight position in bonds with coupon rates below 4% ― excluding zero-coupon bonds ― detracted from Index-relative returns during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index
9/14	$1,000,000	$1,000,000
10/14	$1,005,503	$1,006,857
11/14	$1,004,890	$1,008,598
12/14	$1,015,498	$1,013,687
1/15	$1,035,468	$1,031,654
2/15	$1,020,453	$1,021,012
3/15	$1,025,034	$1,023,960
4/15	$1,019,257	$1,018,588
5/15	$1,017,607	$1,015,774
6/15	$1,014,900	$1,014,848
7/15	$1,021,579	$1,022,199
8/15	$1,028,228	$1,024,207
9/15	$1,034,978	$1,031,626
10/15	$1,040,681	$1,035,727
11/15	$1,048,558	$1,039,845
12/15	$1,061,805	$1,047,151
1/16	$1,072,893	$1,059,645
2/16	$1,066,957	$1,061,312
3/16	$1,077,114	$1,064,674
4/16	$1,090,460	$1,072,502
5/16	$1,096,259	$1,075,403
6/16	$1,118,468	$1,092,511
7/16	$1,113,412	$1,093,178
8/16	$1,120,238	$1,094,653
9/16	$1,117,225	$1,089,190
10/16	$1,107,609	$1,077,763
11/16	$1,070,332	$1,037,568
12/16	$1,082,732	$1,049,749
1/17	$1,086,398	$1,056,669
2/17	$1,091,194	$1,064,007
3/17	$1,094,871	$1,066,317
4/17	$1,102,982	$1,074,054
5/17	$1,118,985	$1,091,100
6/17	$1,115,809	$1,087,187
7/17	$1,125,117	$1,095,983
8/17	$1,134,445	$1,104,323
9/17	$1,134,694	$1,098,708
10/17	$1,131,377	$1,101,390
11/17	$1,128,028	$1,095,493
12/17	$1,136,141	$1,106,943
1/18	$1,127,040	$1,093,911
2/18	$1,126,047	$1,090,642
3/18	$1,129,665	$1,094,668
4/18	$1,127,420	$1,090,761
5/18	$1,142,907	$1,103,252
6/18	$1,145,730	$1,104,193
7/18	$1,150,801	$1,106,873
8/18	$1,151,988	$1,109,715
9/18	$1,146,175	$1,102,531
10/18	$1,140,184	$1,095,742
11/18	$1,149,692	$1,107,870
12/18	$1,159,202	$1,121,135
1/19	$1,165,176	$1,129,609
2/19	$1,174,852	$1,135,658
3/19	$1,194,146	$1,153,610
4/19	$1,200,072	$1,157,945
5/19	$1,219,234	$1,173,909
6/19	$1,223,834	$1,178,244
7/19	$1,234,465	$1,187,739
8/19	$1,258,645	$1,206,474
9/19	$1,247,308	$1,196,803
10/19	$1,246,829	$1,198,948
11/19	$1,248,959	$1,201,946
12/19	$1,253,480	$1,205,616
1/20	$1,280,226	$1,227,277
2/20	$1,303,362	$1,243,103
3/20	$1,245,356	$1,198,012
4/20	$1,222,262	$1,182,977
5/20	$1,264,246	$1,220,609
6/20	$1,282,521	$1,230,655
7/20	$1,305,906	$1,251,382
8/20	$1,299,052	$1,245,511
9/20	$1,298,384	$1,245,775
10/20	$1,293,906	$1,242,033
11/20	$1,318,649	$1,260,776
12/20	$1,329,281	$1,268,456
1/21	$1,339,845	$1,276,540
2/21	$1,315,886	$1,256,257
3/21	$1,324,945	$1,264,005
4/21	$1,337,866	$1,274,607
5/21	$1,345,551	$1,278,410
6/21	$1,349,591	$1,281,920
7/21	$1,359,934	$1,292,552
8/21	$1,352,139	$1,287,808
9/21	$1,340,459	$1,278,514
10/21	$1,337,810	$1,274,776
11/21	$1,349,511	$1,285,628
12/21	$1,352,123	$1,287,702
1/22	$1,315,493	$1,252,454
2/22	$1,306,488	$1,247,967
3/22	$1,265,880	$1,207,512
4/22	$1,230,746	$1,174,113
5/22	$1,247,080	$1,191,554
6/22	$1,221,371	$1,172,038
7/22	$1,251,212	$1,203,006
8/22	$1,221,347	$1,176,640
9/22	$1,174,230	$1,131,480
10/22	$1,160,617	$1,122,070
11/22	$1,227,632	$1,174,553
12/22	$1,220,866	$1,177,916
1/23	$1,265,379	$1,211,751
2/23	$1,234,259	$1,184,351
3/23	$1,258,679	$1,210,629
4/23	$1,261,383	$1,207,864
5/23	$1,254,498	$1,197,397
6/23	$1,268,176	$1,209,391
7/23	$1,272,235	$1,214,176
8/23	$1,255,653	$1,196,696
9/23	$1,216,921	$1,161,622
10/23	$1,192,014	$1,151,737
11/23	$1,281,513	$1,224,851
12/23	$1,318,126	$1,253,319
1/24	$1,319,660	$1,246,918
2/24	$1,319,846	$1,248,519
3/24	$1,319,952	$1,248,480
4/24	$1,304,493	$1,233,018
5/24	$1,308,914	$1,229,401
6/24	$1,329,161	$1,248,245
7/24	$1,339,376	$1,259,622
8/24	$1,346,695	$1,269,557
9/24	$1,364,260	$1,282,104

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.10%	1.81%	3.15%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%

AssetsNet	$ 4,618,197,661
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 13,359,012
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,618,197,661
# of Portfolio Holdings	548
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$13,359,012

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Other Revenue	3.3%
Housing	3.8%
Electric Utilities	5.3%
Education	5.7%
Water and Sewer	8.0%
Special Tax Revenue	9.7%
Hospital	12.8%
General Obligations	21.1%
Transportation	22.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.1%
BB	2.0%
BBB	6.1%
A	19.0%
AA	50.0%
AAA	18.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013130
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 22 years or more remaining to maturity contributed to returns relative to the Index as longer-maturity bonds outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to returns relative to the Index as interest rates declined during the period

↓ An underweight position in the health care sector ― the best-performing sector within the Index during the period ― detracted from Index-relative returns

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,715	$10,069	$10,068
11/14	$9,706	$10,086	$10,079
12/14	$9,784	$10,137	$10,121
1/15	$9,958	$10,317	$10,303
2/15	$9,853	$10,210	$10,191
3/15	$9,883	$10,240	$10,224
4/15	$9,844	$10,186	$10,172
5/15	$9,815	$10,158	$10,163
6/15	$9,814	$10,148	$10,159
7/15	$9,872	$10,222	$10,237
8/15	$9,901	$10,242	$10,264
9/15	$9,959	$10,316	$10,329
10/15	$10,008	$10,357	$10,367
11/15	$10,057	$10,398	$10,405
12/15	$10,165	$10,472	$10,469
1/16	$10,293	$10,596	$10,602
2/16	$10,270	$10,613	$10,617
3/16	$10,337	$10,647	$10,643
4/16	$10,424	$10,725	$10,728
5/16	$10,471	$10,754	$10,755
6/16	$10,680	$10,925	$10,911
7/16	$10,645	$10,932	$10,925
8/16	$10,671	$10,947	$10,937
9/16	$10,605	$10,892	$10,881
10/16	$10,497	$10,778	$10,764
11/16	$10,074	$10,376	$10,384
12/16	$10,203	$10,497	$10,510
1/17	$10,230	$10,567	$10,574
2/17	$10,291	$10,640	$10,640
3/17	$10,317	$10,663	$10,665
4/17	$10,385	$10,741	$10,742
5/17	$10,557	$10,911	$10,915
6/17	$10,520	$10,872	$10,876
7/17	$10,588	$10,960	$10,962
8/17	$10,656	$11,043	$11,034
9/17	$10,640	$10,987	$10,971
10/17	$10,655	$11,014	$10,998
11/17	$10,596	$10,955	$10,935
12/17	$10,716	$11,069	$11,044
1/18	$10,593	$10,939	$10,914
2/18	$10,544	$10,906	$10,880
3/18	$10,579	$10,947	$10,912
4/18	$10,540	$10,908	$10,867
5/18	$10,640	$11,033	$10,989
6/18	$10,644	$11,042	$10,995
7/18	$10,670	$11,069	$11,016
8/18	$10,673	$11,097	$11,037
9/18	$10,613	$11,025	$10,970
10/18	$10,541	$10,957	$10,901
11/18	$10,643	$11,079	$11,029
12/18	$10,755	$11,211	$11,159
1/19	$10,824	$11,296	$11,242
2/19	$10,905	$11,357	$11,303
3/19	$11,083	$11,536	$11,479
4/19	$11,152	$11,579	$11,518
5/19	$11,308	$11,739	$11,677
6/19	$11,343	$11,782	$11,713
7/19	$11,442	$11,877	$11,806
8/19	$11,652	$12,065	$11,975
9/19	$11,540	$11,968	$11,877
10/19	$11,516	$11,989	$11,892
11/19	$11,527	$12,019	$11,921
12/19	$11,572	$12,056	$11,954
1/20	$11,817	$12,273	$12,164
2/20	$12,042	$12,431	$12,311
3/20	$11,581	$11,980	$11,857
4/20	$11,300	$11,830	$11,653
5/20	$11,705	$12,206	$12,029
6/20	$11,817	$12,307	$12,135
7/20	$12,030	$12,514	$12,313
8/20	$11,937	$12,455	$12,221
9/20	$11,899	$12,458	$12,199
10/20	$11,871	$12,420	$12,159
11/20	$12,116	$12,608	$12,394
12/20	$12,212	$12,685	$12,499
1/21	$12,322	$12,765	$12,585
2/21	$12,070	$12,563	$12,372
3/21	$12,154	$12,640	$12,450
4/21	$12,286	$12,746	$12,585
5/21	$12,348	$12,784	$12,643
6/21	$12,398	$12,819	$12,685
7/21	$12,496	$12,926	$12,785
8/21	$12,417	$12,878	$12,719
9/21	$12,291	$12,785	$12,616
10/21	$12,260	$12,748	$12,587
11/21	$12,371	$12,856	$12,707
12/21	$12,392	$12,877	$12,733
1/22	$12,014	$12,525	$12,372
2/22	$11,925	$12,480	$12,326
3/22	$11,499	$12,075	$11,901
4/22	$11,133	$11,741	$11,554
5/22	$11,308	$11,916	$11,786
6/22	$11,076	$11,720	$11,534
7/22	$11,400	$12,030	$11,852
8/22	$11,107	$11,766	$11,557
9/22	$10,682	$11,315	$11,108
10/22	$10,572	$11,221	$11,004
11/22	$11,158	$11,746	$11,569
12/22	$11,123	$11,779	$11,595
1/23	$11,517	$12,118	$11,974
2/23	$11,227	$11,844	$11,686
3/23	$11,476	$12,106	$11,968
4/23	$11,492	$12,079	$11,950
5/23	$11,409	$11,974	$11,843
6/23	$11,524	$12,094	$11,987
7/23	$11,554	$12,142	$12,019
8/23	$11,372	$11,967	$11,827
9/23	$10,978	$11,616	$11,454
10/23	$10,759	$11,517	$11,357
11/23	$11,683	$12,249	$12,144
12/23	$12,031	$12,533	$12,443
1/24	$12,013	$12,469	$12,371
2/24	$11,983	$12,485	$12,371
3/24	$11,965	$12,485	$12,352
4/24	$11,834	$12,330	$12,202
5/24	$11,842	$12,294	$12,168
6/24	$12,056	$12,482	$12,380
7/24	$12,143	$12,596	$12,486
8/24	$12,217	$12,696	$12,574
9/24	$12,359	$12,821	$12,700

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	12.57%	1.38%	2.48%
Class A with 3.25% Maximum Sales Charge	8.96%	0.71%	2.14%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg New York Municipal Bond Index	10.88%	1.35%	2.42%

AssetsNet	$ 362,823,791
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 1,420,337
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$362,823,791
# of Portfolio Holdings	139
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$1,420,337

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.6%
Housing	3.8%
Industrial Development Revenue	3.9%
Hospital	4.0%
Electric Utilities	6.9%
General Obligations	7.7%
Education	8.0%
Water and Sewer	8.4%
Transportation	18.9%
Special Tax Revenue	27.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	6.4%
B	1.2%
BB	1.0%
BBB	13.0%
A	6.7%
AA	54.8%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013132
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.65%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 22 years or more remaining to maturity contributed to returns relative to the Index as longer-maturity bonds outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to returns relative to the Index as interest rates declined during the period

↓ An underweight position in the health care sector ― the best-performing sector within the Index during the period ― detracted from Index-relative returns

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,044	$10,069	$10,068
11/14	$10,030	$10,086	$10,079
12/14	$10,093	$10,137	$10,121
1/15	$10,267	$10,317	$10,303
2/15	$10,162	$10,210	$10,191
3/15	$10,187	$10,240	$10,224
4/15	$10,131	$10,186	$10,172
5/15	$10,104	$10,158	$10,163
6/15	$10,087	$10,148	$10,159
7/15	$10,141	$10,222	$10,237
8/15	$10,173	$10,242	$10,264
9/15	$10,217	$10,316	$10,329
10/15	$10,260	$10,357	$10,367
11/15	$10,305	$10,398	$10,405
12/15	$10,419	$10,472	$10,469
1/16	$10,533	$10,596	$10,602
2/16	$10,503	$10,613	$10,617
3/16	$10,565	$10,647	$10,643
4/16	$10,658	$10,725	$10,728
5/16	$10,699	$10,754	$10,755
6/16	$10,895	$10,925	$10,911
7/16	$10,853	$10,932	$10,925
8/16	$10,883	$10,947	$10,937
9/16	$10,798	$10,892	$10,881
10/16	$10,682	$10,778	$10,764
11/16	$10,255	$10,376	$10,384
12/16	$10,380	$10,497	$10,510
1/17	$10,390	$10,567	$10,574
2/17	$10,446	$10,640	$10,640
3/17	$10,477	$10,663	$10,665
4/17	$10,539	$10,741	$10,742
5/17	$10,696	$10,911	$10,915
6/17	$10,663	$10,872	$10,876
7/17	$10,714	$10,960	$10,962
8/17	$10,776	$11,043	$11,034
9/17	$10,764	$10,987	$10,971
10/17	$10,762	$11,014	$10,998
11/17	$10,696	$10,955	$10,935
12/17	$10,810	$11,069	$11,044
1/18	$10,679	$10,939	$10,914
2/18	$10,623	$10,906	$10,880
3/18	$10,652	$10,947	$10,912
4/18	$10,606	$10,908	$10,867
5/18	$10,711	$11,033	$10,989
6/18	$10,708	$11,042	$10,995
7/18	$10,716	$11,069	$11,016
8/18	$10,724	$11,097	$11,037
9/18	$10,646	$11,025	$10,970
10/18	$10,567	$10,957	$10,901
11/18	$10,663	$11,079	$11,029
12/18	$10,769	$11,211	$11,159
1/19	$10,842	$11,296	$11,242
2/19	$10,905	$11,357	$11,303
3/19	$11,088	$11,536	$11,479
4/19	$11,138	$11,579	$11,518
5/19	$11,298	$11,739	$11,677
6/19	$11,314	$11,782	$11,713
7/19	$11,406	$11,877	$11,806
8/19	$11,608	$12,065	$11,975
9/19	$11,501	$11,968	$11,877
10/19	$11,459	$11,989	$11,892
11/19	$11,474	$12,019	$11,921
12/19	$11,500	$12,056	$11,954
1/20	$11,736	$12,273	$12,164
2/20	$11,952	$12,431	$12,311
3/20	$11,499	$11,980	$11,857
4/20	$11,202	$11,830	$11,653
5/20	$11,596	$12,206	$12,029
6/20	$11,712	$12,307	$12,135
7/20	$11,904	$12,514	$12,313
8/20	$11,816	$12,455	$12,221
9/20	$11,760	$12,458	$12,199
10/20	$11,724	$12,420	$12,159
11/20	$11,971	$12,608	$12,394
12/20	$12,047	$12,685	$12,499
1/21	$12,147	$12,765	$12,585
2/21	$11,903	$12,563	$12,372
3/21	$11,968	$12,640	$12,450
4/21	$12,090	$12,746	$12,585
5/21	$12,154	$12,784	$12,643
6/21	$12,197	$12,819	$12,685
7/21	$12,273	$12,926	$12,785
8/21	$12,187	$12,878	$12,719
9/21	$12,056	$12,785	$12,616
10/21	$12,018	$12,748	$12,587
11/21	$12,132	$12,856	$12,707
12/21	$12,144	$12,877	$12,733
1/22	$11,755	$12,525	$12,372
2/22	$11,673	$12,480	$12,326
3/22	$11,237	$12,075	$11,901
4/22	$10,884	$11,741	$11,554
5/22	$11,049	$11,916	$11,786
6/22	$10,816	$11,720	$11,534
7/22	$11,113	$12,030	$11,852
8/22	$10,821	$11,766	$11,557
9/22	$10,411	$11,315	$11,108
10/22	$10,286	$11,221	$11,004
11/22	$10,861	$11,746	$11,569
12/22	$10,821	$11,779	$11,595
1/23	$11,196	$12,118	$11,974
2/23	$10,908	$11,844	$11,686
3/23	$11,131	$12,106	$11,968
4/23	$11,139	$12,079	$11,950
5/23	$11,052	$11,974	$11,843
6/23	$11,169	$12,094	$11,987
7/23	$11,190	$12,142	$12,019
8/23	$10,995	$11,967	$11,827
9/23	$10,608	$11,616	$11,454
10/23	$10,401	$11,517	$11,357
11/23	$11,275	$12,249	$12,144
12/23	$11,603	$12,533	$12,443
1/24	$11,579	$12,469	$12,371
2/24	$11,543	$12,485	$12,371
3/24	$11,519	$12,485	$12,352
4/24	$11,397	$12,330	$12,202
5/24	$11,398	$12,294	$12,168
6/24	$11,584	$12,482	$12,380
7/24	$11,673	$12,596	$12,486
8/24	$11,737	$12,696	$12,574
9/24	$12,045	$12,821	$12,700

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	11.84%	0.62%	1.88%
Class C with 1% Maximum Deferred Sales Charge	10.84%	0.62%	1.88%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg New York Municipal Bond Index	10.88%	1.35%	2.42%

AssetsNet	$ 362,823,791
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 1,420,337
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$362,823,791
# of Portfolio Holdings	139
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$1,420,337

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.6%
Housing	3.8%
Industrial Development Revenue	3.9%
Hospital	4.0%
Electric Utilities	6.9%
General Obligations	7.7%
Education	8.0%
Water and Sewer	8.4%
Transportation	18.9%
Special Tax Revenue	27.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	6.4%
B	1.2%
BB	1.0%
BBB	13.0%
A	6.7%
AA	54.8%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063949
Shareholder Report [Line Items]
Fund Name	Eaton Vance New York Municipal Income Fund
Class Name	Class I
Trading Symbol	EINYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New York Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight position in bonds with 22 years or more remaining to maturity contributed to returns relative to the Index as longer-maturity bonds outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to returns relative to the Index as interest rates declined during the period

↓ An underweight position in the health care sector ― the best-performing sector within the Index during the period ― detracted from Index-relative returns

↓ An out-of-Index position in variable-rate demand notes — typically considered defensive investments with virtually zero duration — detracted from returns relative to the Index as interest rates declined during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,004,261	$1,006,857	$1,006,815
11/14	$1,003,551	$1,008,598	$1,007,893
12/14	$1,011,757	$1,013,687	$1,012,127
1/15	$1,029,936	$1,031,654	$1,030,287
2/15	$1,019,237	$1,021,012	$1,019,086
3/15	$1,022,498	$1,023,960	$1,022,422
4/15	$1,017,649	$1,018,588	$1,017,245
5/15	$1,015,794	$1,015,774	$1,016,278
6/15	$1,014,920	$1,014,848	$1,015,935
7/15	$1,022,118	$1,022,199	$1,023,705
8/15	$1,025,221	$1,024,207	$1,026,358
9/15	$1,031,417	$1,031,626	$1,032,883
10/15	$1,035,624	$1,035,727	$1,036,675
11/15	$1,041,959	$1,039,845	$1,040,494
12/15	$1,053,326	$1,047,151	$1,046,928
1/16	$1,066,725	$1,059,645	$1,060,151
2/16	$1,064,527	$1,061,312	$1,061,749
3/16	$1,071,659	$1,064,674	$1,064,335
4/16	$1,080,859	$1,072,502	$1,072,820
5/16	$1,085,874	$1,075,403	$1,075,456
6/16	$1,106,664	$1,092,511	$1,091,145
7/16	$1,104,323	$1,093,178	$1,092,498
8/16	$1,107,195	$1,094,653	$1,093,687
9/16	$1,100,496	$1,089,190	$1,088,129
10/16	$1,089,522	$1,077,763	$1,076,424
11/16	$1,045,784	$1,037,568	$1,038,431
12/16	$1,059,349	$1,049,749	$1,050,960
1/17	$1,062,329	$1,056,669	$1,057,355
2/17	$1,068,834	$1,064,007	$1,063,996
3/17	$1,071,732	$1,066,317	$1,066,531
4/17	$1,078,958	$1,074,054	$1,074,222
5/17	$1,096,985	$1,091,100	$1,091,487
6/17	$1,093,396	$1,087,187	$1,087,648
7/17	$1,100,637	$1,095,983	$1,096,173
8/17	$1,107,874	$1,104,323	$1,103,424
9/17	$1,106,385	$1,098,708	$1,097,124
10/17	$1,108,163	$1,101,390	$1,099,770
11/17	$1,102,207	$1,095,493	$1,093,516
12/17	$1,114,888	$1,106,943	$1,104,444
1/18	$1,102,207	$1,093,911	$1,091,444
2/18	$1,097,284	$1,090,642	$1,087,997
3/18	$1,101,175	$1,094,668	$1,091,189
4/18	$1,097,272	$1,090,761	$1,086,656
5/18	$1,107,880	$1,103,252	$1,098,928
6/18	$1,108,471	$1,104,193	$1,099,540
7/18	$1,111,324	$1,106,873	$1,101,594
8/18	$1,111,899	$1,109,715	$1,103,724
9/18	$1,105,755	$1,102,531	$1,097,003
10/18	$1,097,327	$1,095,742	$1,090,089
11/18	$1,109,245	$1,107,870	$1,102,872
12/18	$1,121,179	$1,121,135	$1,115,945
1/19	$1,128,548	$1,129,609	$1,124,203
2/19	$1,136,023	$1,135,658	$1,130,316
3/19	$1,155,945	$1,153,610	$1,147,859
4/19	$1,162,119	$1,157,945	$1,151,819
5/19	$1,179,713	$1,173,909	$1,167,699
6/19	$1,183,527	$1,178,244	$1,171,316
7/19	$1,194,097	$1,187,739	$1,180,573
8/19	$1,216,188	$1,206,474	$1,197,510
9/19	$1,204,749	$1,196,803	$1,187,724
10/19	$1,201,309	$1,198,948	$1,189,150
11/19	$1,203,798	$1,201,946	$1,192,131
12/19	$1,208,640	$1,205,616	$1,195,367
1/20	$1,234,490	$1,227,277	$1,216,358
2/20	$1,256,953	$1,243,103	$1,231,106
3/20	$1,210,211	$1,198,012	$1,185,683
4/20	$1,181,032	$1,182,977	$1,165,275
5/20	$1,223,529	$1,220,609	$1,202,853
6/20	$1,235,461	$1,230,655	$1,213,495
7/20	$1,256,714	$1,251,382	$1,231,318
8/20	$1,248,371	$1,245,511	$1,222,067
9/20	$1,244,555	$1,245,775	$1,219,913
10/20	$1,240,635	$1,242,033	$1,215,869
11/20	$1,267,691	$1,260,776	$1,239,442
12/20	$1,278,014	$1,268,456	$1,249,904
1/21	$1,288,433	$1,276,540	$1,258,524
2/21	$1,263,466	$1,256,257	$1,237,232
3/21	$1,272,562	$1,264,005	$1,245,038
4/21	$1,285,357	$1,274,607	$1,258,468
5/21	$1,293,251	$1,278,410	$1,264,306
6/21	$1,298,770	$1,281,920	$1,268,465
7/21	$1,307,948	$1,292,552	$1,278,464
8/21	$1,299,875	$1,287,808	$1,271,851
9/21	$1,286,935	$1,278,514	$1,261,635
10/21	$1,285,122	$1,274,776	$1,258,682
11/21	$1,297,029	$1,285,628	$1,270,680
12/21	$1,299,379	$1,287,702	$1,273,252
1/22	$1,259,951	$1,252,454	$1,237,249
2/22	$1,250,836	$1,247,967	$1,232,583
3/22	$1,205,072	$1,207,512	$1,190,050
4/22	$1,168,129	$1,174,113	$1,155,397
5/22	$1,186,755	$1,191,554	$1,178,599
6/22	$1,162,602	$1,172,038	$1,153,419
7/22	$1,196,772	$1,203,006	$1,185,161
8/22	$1,166,269	$1,176,640	$1,155,670
9/22	$1,121,782	$1,131,480	$1,110,801
10/22	$1,110,442	$1,122,070	$1,100,387
11/22	$1,172,150	$1,174,553	$1,156,876
12/22	$1,168,716	$1,177,916	$1,159,484
1/23	$1,210,333	$1,211,751	$1,197,429
2/23	$1,179,956	$1,184,351	$1,168,585
3/23	$1,206,337	$1,210,629	$1,196,778
4/23	$1,208,207	$1,207,864	$1,194,953
5/23	$1,199,686	$1,197,397	$1,184,323
6/23	$1,212,054	$1,209,391	$1,198,736
7/23	$1,215,325	$1,214,176	$1,201,854
8/23	$1,195,096	$1,196,696	$1,182,678
9/23	$1,155,175	$1,161,622	$1,145,389
10/23	$1,132,324	$1,151,737	$1,135,660
11/23	$1,229,764	$1,224,851	$1,214,380
12/23	$1,266,603	$1,253,319	$1,244,312
1/24	$1,263,599	$1,246,918	$1,237,110
2/24	$1,260,635	$1,248,519	$1,237,082
3/24	$1,260,323	$1,248,480	$1,235,166
4/24	$1,246,671	$1,233,018	$1,220,237
5/24	$1,247,778	$1,229,401	$1,216,799
6/24	$1,270,501	$1,248,245	$1,237,954
7/24	$1,279,927	$1,259,622	$1,248,625
8/24	$1,287,941	$1,269,557	$1,257,437
9/24	$1,302,929	$1,282,104	$1,269,981

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.79%	1.58%	2.68%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg New York Municipal Bond Index	10.88%	1.35%	2.42%

AssetsNet	$ 362,823,791
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 1,420,337
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$362,823,791
# of Portfolio Holdings	139
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$1,420,337

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.6%
Housing	3.8%
Industrial Development Revenue	3.9%
Hospital	4.0%
Electric Utilities	6.9%
General Obligations	7.7%
Education	8.0%
Water and Sewer	8.4%
Transportation	18.9%
Special Tax Revenue	27.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	6.4%
B	1.2%
BB	1.0%
BBB	13.0%
A	6.7%
AA	54.8%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013139
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ohio Municipal Income Fund
Class Name	Class A
Trading Symbol	ETOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with coupon rates below 4% detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector detracted from the Fund’s returns relative to the Index during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped Fund returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ Security selections and an overweight position in the health care sector ― the best-performing sector within the Index ― contributed to Index-relative performance during the period

↑ Fund management’s use of leveraged investments, and security selections within those investments, magnified the Fund’s positive return and contributed to performance versus the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,758	$10,069	$10,073
11/14	$9,725	$10,086	$10,089
12/14	$9,787	$10,137	$10,152
1/15	$9,946	$10,317	$10,357
2/15	$9,859	$10,210	$10,235
3/15	$9,878	$10,240	$10,271
4/15	$9,834	$10,186	$10,209
5/15	$9,800	$10,158	$10,192
6/15	$9,777	$10,148	$10,179
7/15	$9,830	$10,222	$10,259
8/15	$9,851	$10,242	$10,286
9/15	$9,915	$10,316	$10,358
10/15	$9,958	$10,357	$10,395
11/15	$10,043	$10,398	$10,448
12/15	$10,128	$10,472	$10,531
1/16	$10,247	$10,596	$10,653
2/16	$10,222	$10,613	$10,670
3/16	$10,286	$10,647	$10,714
4/16	$10,361	$10,725	$10,796
5/16	$10,391	$10,754	$10,817
6/16	$10,567	$10,925	$10,998
7/16	$10,529	$10,932	$10,988
8/16	$10,592	$10,947	$10,996
9/16	$10,542	$10,892	$10,944
10/16	$10,436	$10,778	$10,836
11/16	$10,044	$10,376	$10,436
12/16	$10,176	$10,497	$10,563
1/17	$10,193	$10,567	$10,634
2/17	$10,234	$10,640	$10,710
3/17	$10,264	$10,663	$10,731
4/17	$10,351	$10,741	$10,797
5/17	$10,520	$10,911	$10,972
6/17	$10,469	$10,872	$10,946
7/17	$10,534	$10,960	$11,027
8/17	$10,588	$11,043	$11,101
9/17	$10,584	$10,987	$11,039
10/17	$10,555	$11,014	$11,054
11/17	$10,503	$10,955	$10,999
12/17	$10,637	$11,069	$11,113
1/18	$10,474	$10,939	$10,984
2/18	$10,431	$10,906	$10,954
3/18	$10,470	$10,947	$10,992
4/18	$10,450	$10,908	$10,945
5/18	$10,572	$11,033	$11,067
6/18	$10,564	$11,042	$11,073
7/18	$10,603	$11,069	$11,101
8/18	$10,617	$11,097	$11,131
9/18	$10,536	$11,025	$11,057
10/18	$10,442	$10,957	$10,996
11/18	$10,592	$11,079	$11,115
12/18	$10,730	$11,211	$11,259
1/19	$10,831	$11,296	$11,357
2/19	$10,908	$11,357	$11,408
3/19	$11,084	$11,536	$11,574
4/19	$11,125	$11,579	$11,613
5/19	$11,276	$11,739	$11,763
6/19	$11,316	$11,782	$11,812
7/19	$11,405	$11,877	$11,897
8/19	$11,581	$12,065	$12,082
9/19	$11,497	$11,968	$11,983
10/19	$11,499	$11,989	$12,009
11/19	$11,514	$12,019	$12,037
12/19	$11,541	$12,056	$12,069
1/20	$11,743	$12,273	$12,275
2/20	$11,883	$12,431	$12,439
3/20	$11,531	$11,980	$12,056
4/20	$11,384	$11,830	$11,934
5/20	$11,795	$12,206	$12,327
6/20	$11,836	$12,307	$12,400
7/20	$12,016	$12,514	$12,615
8/20	$11,967	$12,455	$12,553
9/20	$11,969	$12,458	$12,577
10/20	$11,945	$12,420	$12,534
11/20	$12,114	$12,608	$12,688
12/20	$12,166	$12,685	$12,748
1/21	$12,217	$12,765	$12,809
2/21	$11,999	$12,563	$12,610
3/21	$12,090	$12,640	$12,675
4/21	$12,181	$12,746	$12,779
5/21	$12,220	$12,784	$12,820
6/21	$12,259	$12,819	$12,845
7/21	$12,337	$12,926	$12,957
8/21	$12,296	$12,878	$12,908
9/21	$12,203	$12,785	$12,808
10/21	$12,176	$12,748	$12,762
11/21	$12,267	$12,856	$12,868
12/21	$12,280	$12,877	$12,894
1/22	$11,960	$12,525	$12,553
2/22	$11,920	$12,480	$12,508
3/22	$11,586	$12,075	$12,105
4/22	$11,291	$11,741	$11,780
5/22	$11,425	$11,916	$11,925
6/22	$11,223	$11,720	$11,737
7/22	$11,491	$12,030	$12,060
8/22	$11,247	$11,766	$11,774
9/22	$10,853	$11,315	$11,322
10/22	$10,785	$11,221	$11,212
11/22	$11,260	$11,746	$11,725
12/22	$11,259	$11,779	$11,773
1/23	$11,573	$12,118	$12,101
2/23	$11,314	$11,844	$11,835
3/23	$11,519	$12,106	$12,076
4/23	$11,519	$12,079	$12,028
5/23	$11,381	$11,974	$11,905
6/23	$11,492	$12,094	$12,045
7/23	$11,520	$12,142	$12,095
8/23	$11,368	$11,967	$11,906
9/23	$11,050	$11,616	$11,564
10/23	$10,884	$11,517	$11,470
11/23	$11,599	$12,249	$12,189
12/23	$11,867	$12,533	$12,466
1/24	$11,855	$12,469	$12,383
2/24	$11,857	$12,485	$12,408
3/24	$11,831	$12,485	$12,417
4/24	$11,707	$12,330	$12,243
5/24	$11,669	$12,294	$12,202
6/24	$11,858	$12,482	$12,406
7/24	$11,935	$12,596	$12,519
8/24	$12,026	$12,696	$12,621
9/24	$12,158	$12,821	$12,744

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	10.05%	1.13%	2.31%
Class A with 3.25% Maximum Sales Charge	6.42%	0.46%	1.97%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Ohio Municipal Bond Index	10.21%	1.24%	2.45%

AssetsNet	$ 188,658,528
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 713,889
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,658,528
# of Portfolio Holdings	122
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$713,889

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	3.2%
Industrial Development Revenue	3.2%
Other Revenue	3.7%
Transportation	3.7%
Bond Bank	3.9%
Water and Sewer	5.4%
Electric Utilities	9.5%
Education	15.7%
Hospital	16.5%
General Obligations	30.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.5%
B	0.1%
BB	1.2%
BBB	5.8%
A	15.2%
AA	61.6%
AAA	11.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013141
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ohio Municipal Income Fund
Class Name	Class C
Trading Symbol	ECOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.66%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with coupon rates below 4% detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector detracted from the Fund’s returns relative to the Index during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped Fund returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ Security selections and an overweight position in the health care sector ― the best-performing sector within the Index ― contributed to Index-relative performance during the period

↑ Fund management’s use of leveraged investments, and security selections within those investments, magnified the Fund’s positive return and contributed to performance versus the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/14	$10,000	$10,000	$10,000
10/14	$10,080	$10,069	$10,073
11/14	$10,039	$10,086	$10,089
12/14	$10,097	$10,137	$10,152
1/15	$10,254	$10,317	$10,357
2/15	$10,159	$10,210	$10,235
3/15	$10,183	$10,240	$10,271
4/15	$10,120	$10,186	$10,209
5/15	$10,079	$10,158	$10,192
6/15	$10,049	$10,148	$10,179
7/15	$10,097	$10,222	$10,259
8/15	$10,111	$10,242	$10,286
9/15	$10,183	$10,316	$10,358
10/15	$10,209	$10,357	$10,395
11/15	$10,290	$10,398	$10,448
12/15	$10,382	$10,472	$10,531
1/16	$10,497	$10,596	$10,653
2/16	$10,454	$10,613	$10,670
3/16	$10,524	$10,647	$10,714
4/16	$10,595	$10,725	$10,796
5/16	$10,607	$10,754	$10,817
6/16	$10,791	$10,925	$10,998
7/16	$10,734	$10,932	$10,988
8/16	$10,792	$10,947	$10,996
9/16	$10,746	$10,892	$10,944
10/16	$10,630	$10,778	$10,836
11/16	$10,226	$10,376	$10,436
12/16	$10,353	$10,497	$10,563
1/17	$10,352	$10,567	$10,634
2/17	$10,388	$10,640	$10,710
3/17	$10,423	$10,663	$10,731
4/17	$10,505	$10,741	$10,797
5/17	$10,658	$10,911	$10,972
6/17	$10,612	$10,872	$10,946
7/17	$10,659	$10,960	$11,027
8/17	$10,707	$11,043	$11,101
9/17	$10,696	$10,987	$11,039
10/17	$10,660	$11,014	$11,054
11/17	$10,612	$10,955	$10,999
12/17	$10,741	$11,069	$11,113
1/18	$10,558	$10,939	$10,984
2/18	$10,508	$10,906	$10,954
3/18	$10,553	$10,947	$10,992
4/18	$10,526	$10,908	$10,945
5/18	$10,631	$11,033	$11,067
6/18	$10,615	$11,042	$11,073
7/18	$10,648	$11,069	$11,101
8/18	$10,656	$11,097	$11,131
9/18	$10,579	$11,025	$11,057
10/18	$10,479	$10,957	$10,996
11/18	$10,623	$11,079	$11,115
12/18	$10,754	$11,211	$11,259
1/19	$10,836	$11,296	$11,357
2/19	$10,920	$11,357	$11,408
3/19	$11,088	$11,536	$11,574
4/19	$11,110	$11,579	$11,613
5/19	$11,254	$11,739	$11,763
6/19	$11,299	$11,782	$11,812
7/19	$11,381	$11,877	$11,897
8/19	$11,537	$12,065	$12,082
9/19	$11,446	$11,968	$11,983
10/19	$11,441	$11,989	$12,009
11/19	$11,449	$12,019	$12,037
12/19	$11,481	$12,056	$12,069
1/20	$11,674	$12,273	$12,275
2/20	$11,807	$12,431	$12,439
3/20	$11,437	$11,980	$12,056
4/20	$11,284	$11,830	$11,934
5/20	$11,685	$12,206	$12,327
6/20	$11,731	$12,307	$12,400
7/20	$11,902	$12,514	$12,615
8/20	$11,846	$12,455	$12,553
9/20	$11,841	$12,458	$12,577
10/20	$11,809	$12,420	$12,534
11/20	$11,956	$12,608	$12,688
12/20	$12,000	$12,685	$12,748
1/21	$12,043	$12,765	$12,809
2/21	$11,833	$12,563	$12,610
3/21	$11,902	$12,640	$12,675
4/21	$11,998	$12,746	$12,779
5/21	$12,016	$12,784	$12,820
6/21	$12,047	$12,819	$12,845
7/21	$12,128	$12,926	$12,957
8/21	$12,081	$12,878	$12,908
9/21	$11,982	$12,785	$12,808
10/21	$11,947	$12,748	$12,762
11/21	$12,030	$12,856	$12,868
12/21	$12,034	$12,877	$12,894
1/22	$11,713	$12,525	$12,553
2/22	$11,654	$12,480	$12,508
3/22	$11,333	$12,075	$12,105
4/22	$11,038	$11,741	$11,780
5/22	$11,161	$11,916	$11,925
6/22	$10,957	$11,720	$11,737
7/22	$11,212	$12,030	$12,060
8/22	$10,954	$11,766	$11,774
9/22	$10,564	$11,315	$11,322
10/22	$10,490	$11,221	$11,212
11/22	$10,959	$11,746	$11,725
12/22	$10,952	$11,779	$11,773
1/23	$11,249	$12,118	$12,101
2/23	$10,978	$11,844	$11,835
3/23	$11,183	$12,106	$12,076
4/23	$11,163	$12,079	$12,028
5/23	$11,035	$11,974	$11,905
6/23	$11,136	$12,094	$12,045
7/23	$11,156	$12,142	$12,095
8/23	$11,002	$11,967	$11,906
9/23	$10,688	$11,616	$11,564
10/23	$10,521	$11,517	$11,470
11/23	$11,191	$12,249	$12,189
12/23	$11,443	$12,533	$12,466
1/24	$11,424	$12,469	$12,383
2/24	$11,420	$12,485	$12,408
3/24	$11,387	$12,485	$12,417
4/24	$11,274	$12,330	$12,243
5/24	$11,230	$12,294	$12,202
6/24	$11,392	$12,482	$12,406
7/24	$11,472	$12,596	$12,519
8/24	$11,552	$12,696	$12,621
9/24	$11,836	$12,821	$12,744

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	9.10%	0.37%	1.70%
Class C with 1% Maximum Deferred Sales Charge	8.10%	0.37%	1.70%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Ohio Municipal Bond Index	10.21%	1.24%	2.45%

AssetsNet	$ 188,658,528
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 713,889
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,658,528
# of Portfolio Holdings	122
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$713,889

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	3.2%
Industrial Development Revenue	3.2%
Other Revenue	3.7%
Transportation	3.7%
Bond Bank	3.9%
Water and Sewer	5.4%
Electric Utilities	9.5%
Education	15.7%
Hospital	16.5%
General Obligations	30.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.5%
B	0.1%
BB	1.2%
BBB	5.8%
A	15.2%
AA	61.6%
AAA	11.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092721
Shareholder Report [Line Items]
Fund Name	Eaton Vance Ohio Municipal Income Fund
Class Name	Class I
Trading Symbol	EIOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Ohio Municipal Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with coupon rates below 4% detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector detracted from the Fund’s returns relative to the Index during the period

↓ Security selections in bonds with 22 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↑ An overweight position in bonds rated BBB and below helped Fund returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ Security selections and an overweight position in the health care sector ― the best-performing sector within the Index ― contributed to Index-relative performance during the period

↑ Fund management’s use of leveraged investments, and security selections within those investments, magnified the Fund’s positive return and contributed to performance versus the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Ohio Municipal Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,008,793	$1,006,857	$1,007,339
11/14	$1,005,507	$1,008,598	$1,008,936
12/14	$1,012,115	$1,013,687	$1,015,221
1/15	$1,029,762	$1,031,654	$1,035,744
2/15	$1,019,836	$1,021,012	$1,023,497
3/15	$1,023,155	$1,023,960	$1,027,092
4/15	$1,017,625	$1,018,588	$1,020,941
5/15	$1,015,406	$1,015,774	$1,019,192
6/15	$1,013,169	$1,014,848	$1,017,875
7/15	$1,017,707	$1,022,199	$1,025,920
8/15	$1,019,996	$1,024,207	$1,028,588
9/15	$1,028,002	$1,031,626	$1,035,807
10/15	$1,031,428	$1,035,727	$1,039,471
11/15	$1,040,476	$1,039,845	$1,044,771
12/15	$1,050,606	$1,047,151	$1,053,094
1/16	$1,063,055	$1,059,645	$1,065,332
2/16	$1,060,640	$1,061,312	$1,066,981
3/16	$1,067,460	$1,064,674	$1,071,389
4/16	$1,075,448	$1,072,502	$1,079,556
5/16	$1,077,593	$1,075,403	$1,081,694
6/16	$1,097,144	$1,092,511	$1,099,835
7/16	$1,092,252	$1,093,178	$1,098,783
8/16	$1,100,163	$1,094,653	$1,099,643
9/16	$1,095,182	$1,089,190	$1,094,351
10/16	$1,084,272	$1,077,763	$1,083,640
11/16	$1,043,861	$1,037,568	$1,043,628
12/16	$1,057,668	$1,049,749	$1,056,318
1/17	$1,058,440	$1,056,669	$1,063,359
2/17	$1,062,890	$1,064,007	$1,070,999
3/17	$1,067,337	$1,066,317	$1,073,056
4/17	$1,076,603	$1,074,054	$1,079,712
5/17	$1,094,305	$1,091,100	$1,097,242
6/17	$1,089,209	$1,087,187	$1,094,628
7/17	$1,094,963	$1,095,983	$1,102,730
8/17	$1,100,728	$1,104,323	$1,110,085
9/17	$1,100,433	$1,098,708	$1,103,931
10/17	$1,098,856	$1,101,390	$1,105,389
11/17	$1,093,614	$1,095,493	$1,099,917
12/17	$1,107,746	$1,106,943	$1,111,265
1/18	$1,089,785	$1,093,911	$1,098,398
2/18	$1,085,455	$1,090,642	$1,095,437
3/18	$1,090,963	$1,094,668	$1,099,196
4/18	$1,089,019	$1,090,761	$1,094,492
5/18	$1,101,978	$1,103,252	$1,106,686
6/18	$1,099,986	$1,104,193	$1,107,326
7/18	$1,104,261	$1,106,873	$1,110,102
8/18	$1,105,983	$1,109,715	$1,113,088
9/18	$1,098,936	$1,102,531	$1,105,683
10/18	$1,089,370	$1,095,742	$1,099,577
11/18	$1,105,153	$1,107,870	$1,111,488
12/18	$1,119,728	$1,121,135	$1,125,852
1/19	$1,129,178	$1,129,609	$1,135,681
2/19	$1,138,700	$1,135,658	$1,140,771
3/19	$1,157,200	$1,153,610	$1,157,416
4/19	$1,160,355	$1,157,945	$1,161,273
5/19	$1,176,323	$1,173,909	$1,176,304
6/19	$1,181,976	$1,178,244	$1,181,206
7/19	$1,191,503	$1,187,739	$1,189,734
8/19	$1,208,791	$1,206,474	$1,208,189
9/19	$1,200,178	$1,196,803	$1,198,269
10/19	$1,200,620	$1,198,948	$1,200,850
11/19	$1,202,345	$1,201,946	$1,203,706
12/19	$1,206,678	$1,205,616	$1,206,914
1/20	$1,227,999	$1,227,277	$1,227,465
2/20	$1,242,851	$1,243,103	$1,243,902
3/20	$1,204,949	$1,198,012	$1,205,555
4/20	$1,189,799	$1,182,977	$1,193,369
5/20	$1,232,992	$1,220,609	$1,232,701
6/20	$1,238,746	$1,230,655	$1,240,015
7/20	$1,257,817	$1,251,382	$1,261,511
8/20	$1,252,891	$1,245,511	$1,255,318
9/20	$1,253,369	$1,245,775	$1,257,720
10/20	$1,251,045	$1,242,033	$1,253,439
11/20	$1,267,558	$1,260,776	$1,268,784
12/20	$1,273,236	$1,268,456	$1,274,786
1/21	$1,278,849	$1,276,540	$1,280,863
2/21	$1,257,496	$1,256,257	$1,261,004
3/21	$1,265,900	$1,264,005	$1,267,535
4/21	$1,277,039	$1,274,607	$1,277,876
5/21	$1,279,966	$1,278,410	$1,281,952
6/21	$1,284,272	$1,281,920	$1,284,528
7/21	$1,294,013	$1,292,552	$1,295,722
8/21	$1,289,975	$1,287,808	$1,290,777
9/21	$1,280,430	$1,278,514	$1,280,795
10/21	$1,277,764	$1,274,776	$1,276,194
11/21	$1,287,593	$1,285,628	$1,286,770
12/21	$1,289,118	$1,287,702	$1,289,357
1/22	$1,255,795	$1,252,454	$1,255,313
2/22	$1,250,415	$1,247,967	$1,250,775
3/22	$1,216,950	$1,207,512	$1,210,537
4/22	$1,186,274	$1,174,113	$1,177,954
5/22	$1,199,052	$1,191,554	$1,192,462
6/22	$1,179,471	$1,172,038	$1,173,677
7/22	$1,207,803	$1,203,006	$1,206,014
8/22	$1,180,997	$1,176,640	$1,177,354
9/22	$1,139,861	$1,131,480	$1,132,199
10/22	$1,132,895	$1,122,070	$1,121,167
11/22	$1,184,364	$1,174,553	$1,172,509
12/22	$1,184,508	$1,177,916	$1,177,253
1/23	$1,217,627	$1,211,751	$1,210,091
2/23	$1,189,164	$1,184,351	$1,183,492
3/23	$1,212,369	$1,210,629	$1,207,645
4/23	$1,211,141	$1,207,864	$1,202,812
5/23	$1,198,270	$1,197,397	$1,190,467
6/23	$1,210,150	$1,209,391	$1,204,450
7/23	$1,213,310	$1,214,176	$1,209,500
8/23	$1,197,536	$1,196,696	$1,190,629
9/23	$1,164,271	$1,161,622	$1,156,387
10/23	$1,147,043	$1,151,737	$1,146,974
11/23	$1,220,986	$1,224,851	$1,218,904
12/23	$1,249,397	$1,253,319	$1,246,628
1/24	$1,248,349	$1,246,918	$1,238,276
2/24	$1,248,815	$1,248,519	$1,240,815
3/24	$1,246,236	$1,248,480	$1,241,716
4/24	$1,234,903	$1,233,018	$1,224,339
5/24	$1,231,055	$1,229,401	$1,220,243
6/24	$1,249,727	$1,248,245	$1,240,614
7/24	$1,259,514	$1,259,622	$1,251,894
8/24	$1,269,342	$1,269,557	$1,262,142
9/24	$1,282,142	$1,282,104	$1,274,424

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.13%	1.33%	2.51%
Bloomberg Municipal Bond Index	10.37%	1.38%	2.51%
Bloomberg Ohio Municipal Bond Index	10.21%	1.24%	2.45%

AssetsNet	$ 188,658,528
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 713,889
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,658,528
# of Portfolio Holdings	122
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$713,889

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	3.2%
Industrial Development Revenue	3.2%
Other Revenue	3.7%
Transportation	3.7%
Bond Bank	3.9%
Water and Sewer	5.4%
Electric Utilities	9.5%
Education	15.7%
Hospital	16.5%
General Obligations	30.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea ,Footnote Referenceb

Value	Value
Not Rated	4.5%
B	0.1%
BB	1.2%
BBB	5.8%
A	15.2%
AA	61.6%
AAA	11.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122